CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 46,587	$ 37,635	$ 43,032
Direct operating costs	(43,151)	(34,630)	(40,131)
General and administrative expenses	(1,012)	(968)	(832)
Interest income (expense), net	(1,468)	(1,482)	(1,274)
Equity accounted income (loss), net	13	57	114
Impairment expense, net	(440)	(263)	(609)
Gain (loss) on acquisitions/dispositions, net	1,823	274	726
Other income (expense), net	(34)	111	(400)
Income (loss) before income tax	2,318	734	626
Income tax (expense) recovery
Current	(536)	(284)	(324)
Deferred	371	130	132
Net income (loss)	2,153	580	434
Attributable to:
Limited partners	258	(91)	43
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	228	(78)	45
Special Limited Partners	157	0	0
Interest of others in operating subsidiaries	1,510	749	346
Net income (loss)	$ 2,153	$ 580	$ 434
Basic earnings (loss) per limited partner unit (in usd per share)	$ 3.28	$ (1.13)	$ 0.62
Diluted earnings (loss) per limited partner unit (in usd per share)	$ 3.28	$ (1.13)	$ 0.62